Basis of preparation - Restatements impact income statement 2019 (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of restatements impact income statement [line items]
Revenue		€ 205,450	€ 170,449	[1]	€ 196,679
Cost of sales		(87,278)	(76,446)	[1]	(87,052)
Gross profit		118,172	94,003	[1]	109,627
Research and development expenses		(26,891)	(27,104)	[1]	(23,348)
Sales and marketing expenses		(49,151)	(44,636)	[1]	(52,989)
General and administrative expenses		(33,315)	(29,337)	[1]	(31,786)
Net other operating income		3,402	2,436	[1],[2]	5,432
Operating profit (loss)		12,217	(4,638)	[1]	6,936
Financial expenses		(4,101)	(5,995)	[1]	(3,682)
Financial income		5,620	2,452	[1]	1,377
Share in loss of joint venture		0	(39)	[1]	(392)
Profit (loss) before taxes		13,736	(8,221)	[1]	4,239
Income tax benefit/(expense)		(591)	1,028	[1]	(2,595)
Net (loss) profit for the year	[1]	13,145	(7,193)		1,644
Profit (loss), attributable to [abstract]
The owners of the parent		13,154	(7,044)	[1]	1,586
Non-controlling interest		€ (9)	(148)	[1]	€ 58
As previously reported [Member]
Disclosure of restatements impact income statement [line items]
Revenue			170,449
Cost of sales			(76,446)
Gross profit			94,003
Research and development expenses			(27,104)
Sales and marketing expenses			(44,636)
General and administrative expenses			(29,337)
Net other operating income			2,436
Operating profit (loss)			(4,639)
Financial expenses			(5,995)
Financial income			2,453
Share in loss of joint venture			(39)
Profit (loss) before taxes			(8,221)
Income tax benefit/(expense)			949
Net (loss) profit for the year			(7,272)
Profit (loss), attributable to [abstract]
The owners of the parent			(7,124)
Non-controlling interest			(148)
IFRS 3 Materialise Motion [Member]
Disclosure of restatements impact income statement [line items]
Income tax benefit/(expense)			79
Net (loss) profit for the year			79
Profit (loss), attributable to [abstract]
The owners of the parent			79
As Adjusted [Member]
Disclosure of restatements impact income statement [line items]
Revenue			170,449
Cost of sales			(76,446)
Gross profit			94,003
Research and development expenses			(27,104)
Sales and marketing expenses			(44,636)
General and administrative expenses			(29,337)
Net other operating income			2,436
Operating profit (loss)			(4,639)
Financial expenses			(5,995)
Financial income			2,453
Share in loss of joint venture			(39)
Profit (loss) before taxes			(8,221)
Income tax benefit/(expense)			1,028
Net (loss) profit for the year			(7,193)
Profit (loss), attributable to [abstract]
The owners of the parent			(7,045)
Non-controlling interest			€ (148)

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.
[2]	The year 2020 has been restated to reflect the final accounting of the business combination with Materialise Motion.